STOCK-BASED COMPENSATION (Schedule of Stock Option Activity for Subsidiary) (Details) - Subsidiary [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of options
Options outstanding, beginning balance | shares	200,500
Options granted | shares
Options exercised | shares
Forfeited | shares
Options outstanding, ending balance | shares	200,500
Options exercisable at end of period | shares	200,500
Stock Option, Weighted Average Exercise Price
Options outstanding, beginning balance | $ / shares	$ 0.01
Options granted | $ / shares
Options exercised | $ / shares
Forfeited | $ / shares
Options outstanding, ending balance | $ / shares	0.01
Options exercisable at end of period | $ / shares	$ 0.01
Stock Option, Additional Disclosures
Weighted average remaining contractual term	6 years 6 months
Weighted average remaining contractual term. exercisable	6 years 6 months